Note 10 - Goodwill and Intangible Assets (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about intangible assets [line items]
Committed to purchase CELO tokens per quarter	$ 250
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ (1,946)	$ (113)
Cash flows, annualized growth rate	15.30%
Cash generating unit, nominal growth rate	2.80%
Equity beta	0.9
Sensitivity analysis, reasonably possible increase (decrease) in revenue	18.40%
Sensitivity analysis, reasonably possible increase (decrease) in EBITDA margin	2.30%
Sensitivity analysis change in long-term growth rate	11.10%
Sensitivity analysis, reasonably possible increase (decrease) in WACC	7.40%
Weighted average cost of capital, measurement input [member]
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.14
Weighted average cost of capital pre-tax, measurement input [member]
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.161
Country risk premium, measurement input [member]
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	3.3
Risk free rate, measurement input [member]
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.039
Market risk premium, measurement input [member]
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.046
Size premium, measurement input [member]
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	2.6
Equity to asset ratio, measurement input [member]
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	100
Trademark [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life				$ 70,600
EBITDA [member]
Disclosure of detailed information about intangible assets [line items]
Cash flows, annualized growth rate	0.90%
Opera Norway AS [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill recognised as of acquisition date					$ 421,600
YoYo Games Limited [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill recognised as of acquisition date				$ 8,700
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 100	100	$ 700
Crypto assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	1,800	0	$ 0
Technology [member]
Disclosure of detailed information about intangible assets [line items]
Grants received from government	$ 500	$ 400